INCOME TAXES - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.50%	26.50%
Valuation allowance in respect of capital property	$ 399	$ 394